CONSOLIDATED STATEMENTS OF CASH FLOWS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 935,197,000	$ 295,983,000	$ 382,029,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616,000	673,403,000	600,375,000
Amortization of deferred financing costs	17,846,000	10,406,000	13,127,000
Amortization of discounts on investment securities	0	0	(1,661,000)
Amortization of discounts and premiums on debt	(1,478,000)	(471,000)	5,857,000
Amortization of deferred settlements on derivative instruments	3,808,000	2,804,000	2,228,000
Impairment	0	45,380,000	11,124,000
Write-off of pursuit costs	5,075,000	5,272,000	4,838,000
Income from technology investments	(4,537,000)	0	0
Loss from investments in unconsolidated entities	0	735,000	2,815,000
Distributions from unconsolidated entities - return on capital	319,000	61,000	153,000
Net (gain) on sales of investment securities	0	0	(4,943,000)
Net (gain) on sales of unconsolidated entities	0	(28,101,000)	(10,689,000)
Net (gain) loss on sales of land parcels	(4,217,000)	1,395,000	0
Net (gain) on sales of discontinued operations	(826,489,000)	(297,956,000)	(335,299,000)
(Loss) on debt extinguishments	0	2,457,000	17,525,000
Unrealized loss (gain) on derivative instruments	186,000	1,000	(3,000)
Compensation paid with Company Common Shares	21,177,000	18,875,000	17,843,000
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523,000	3,316,000	3,117,000
(Increase) decrease in other assets	(2,743,000)	(9,048,000)	11,768,000
Increase (decrease) in accounts payable and accrued expenses	332,000	(5,454,000)	(34,524,000)
(Decrease) in accrued interest payable	(10,510,000)	(4,000,000)	(11,997,000)
(Decrease) increase in other liabilities	(8,245,000)	9,972,000	2,220,000
Increase in security deposits	4,474,000	1,007,000	(5,091,000)
Net cash provided by operating activities	798,334,000	726,037,000	670,812,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599,000)	(1,189,210,000)	(175,531,000)
Investment in real estate - development/other	(120,741,000)	(131,301,000)	(330,623,000)
Improvements to real estate	(144,452,000)	(138,208,000)	(123,937,000)
Additions to non-real estate property	(7,110,000)	(2,991,000)	(2,028,000)
Interest capitalized for real estate and unconsolidated entities under development	(9,108,000)	(13,008,000)	(34,859,000)
Proceeds from disposition of real estate, net	1,500,583,000	672,700,000	887,055,000
Investments in unconsolidated entities	(2,021,000)	0	0
Distributions from unconsolidated entities - return of capital	0	26,924,000	6,521,000
Purchase of investment securities	0	0	(77,822,000)
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Proceeds from technology investments	(4,537,000)	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631,000	137,106,000	(250,257,000)
Decrease (increase) in mortgage deposits	1,901,000	4,699,000	2,437,000
Consolidation of previously unconsolidated properties	0	(26,854,000)	0
Deconsolidation of previously consolidated properties	28,360,000	11,708,000	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809,000)	(16,023,000)	(11,480,000)
Net cash (used for) provided by investing activities	(194,828,000)	(639,458,000)	105,229,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421,000)	(8,811,000)	(9,291,000)
Mortgage notes payable:
Proceeds	190,905,000	173,561,000	738,798,000
Restricted cash	16,596,000	73,232,000	46,664,000
Scheduled principal repayments	(16,726,000)	(16,769,000)	(17,763,000)
(Loss) on debt extinguishments	0	2,457,000	(2,400,000)
Notes, net:
Proceeds	996,190,000	595,422,000	0
Repayments of Notes Payable	575,641,000	0	850,115,000
Gain Loss On Debt Extinguishment Notes Net	0	0	19,925,000
Lines of credit:
Repayments	(1,455,000,000)	(5,513,125,000)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306,000)	(10,040,000)	11,253,000
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,262,000	5,112,000	5,292,000
Proceeds from exercise of EQR options	95,322,000	71,596,000	9,136,000
Payment of offering costs	(3,596,000)	(4,657,000)	(2,536,000)
Other financing activities, net	(48,000)	(48,000)	(16,000)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911,000	222,000	893,000
Contributions – Limited Partners	0	0	78,000
Distributions:
Preference Interests and Junior Preference Units	0	0	(12,000)
Net cash (used for) provided by financing activities	(650,993,000)	151,541,000	(1,473,547,000)
Net (decrease) increase in cash and cash equivalents	(47,487,000)	238,120,000	(697,506,000)
Cash and cash equivalents, beginning of year	431,408,000	193,288,000	890,794,000
Cash and cash equivalents, end of year	383,921,000	431,408,000	193,288,000
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434,000	475,374,000	508,847,000
Net cash paid (received) for income and other taxes	645,000	(2,740,000)	3,968,000
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240,000	359,082,000	0
Valuation of OP Units issued	0	8,245,000	1,034,000
Mortgage loans (assumed) by purchaser	0	(39,999,000)	(17,313,000)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768,000)	(3,585,000)
Deferred financing costs, net	17,846,000	13,174,000	16,712,000
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3,000)
Mortgage notes payable	(8,260,000)	(9,208,000)	(6,097,000)
Notes, net	6,782,000	8,737,000	11,957,000
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535,000)	(534,000)	(1,496,000)
Accumulated other comprehensive income	4,343,000	3,338,000	3,724,000
Unrealized loss (gain) on derivative instruments:
Other assets	6,826,000	13,019,000	(33,261,000)
Mortgage notes payable	(612,000)	(163,000)	(1,887,000)
Notes, net	(2,937,000)	7,497,000	719,000
Other liabilities	140,507,000	45,542,000	(3,250,000)
Accumulated other comprehensive (loss) income	(143,598,000)	(65,894,000)	37,676,000
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785,000)	(13,008,000)	(34,859,000)
Investments in unconsolidated entities	(323,000)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065,000)	0
Investments in unconsolidated entities	0	7,376,000	0
Deposits - restricted	0	(42,633,000)	0
Mortgage notes payable	0	112,631,000	0
Net other assets recorded	0	837,000	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	35,495,000	14,875,000	0
Investments in unconsolidated entities	(7,135,000)	(3,167,000)	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253,000
Other liabilities	(147,306,000)	(10,040,000)	0
Other:
Transfer from notes, net to mortgage notes payable	0	35,600,000	0
OPERATING PARTNERSHIP
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	935,197,000	295,983,000	382,029,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616,000	673,403,000	600,375,000
Amortization of deferred financing costs	17,846,000	10,406,000	13,127,000
Amortization of discounts on investment securities	0	0	(1,661,000)
Amortization of discounts and premiums on debt	(1,478,000)	(471,000)	5,857,000
Amortization of deferred settlements on derivative instruments	3,808,000	2,804,000	2,228,000
Impairment	0	45,380,000	11,124,000
Write-off of pursuit costs	5,075,000	5,272,000	4,838,000
Income from technology investments	(4,537,000)	0	0
Loss from investments in unconsolidated entities	0	735,000	2,815,000
Distributions from unconsolidated entities - return on capital	319,000	61,000	153,000
Net (gain) on sales of investment securities	0	0	(4,943,000)
Net (gain) on sales of unconsolidated entities	0	(28,101,000)	(10,689,000)
Net (gain) loss on sales of land parcels	(4,217,000)	1,395,000	0
Net (gain) on sales of discontinued operations	(826,489,000)	(297,956,000)	(335,299,000)
(Loss) on debt extinguishments	0	2,457,000	17,525,000
Unrealized loss (gain) on derivative instruments	186,000	1,000	(3,000)
Compensation paid with Company Common Shares	21,177,000	18,875,000	17,843,000
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523,000	3,316,000	3,117,000
(Increase) decrease in other assets	(2,743,000)	(9,048,000)	11,768,000
Increase (decrease) in accounts payable and accrued expenses	332,000	(5,454,000)	(34,524,000)
(Decrease) in accrued interest payable	(10,510,000)	(4,000,000)	(11,997,000)
(Decrease) increase in other liabilities	(8,245,000)	9,972,000	2,220,000
Increase in security deposits	4,474,000	1,007,000	(5,091,000)
Net cash provided by operating activities	798,334,000	726,037,000	670,812,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599,000)	(1,189,210,000)	(175,531,000)
Investment in real estate - development/other	(120,741,000)	(131,301,000)	(330,623,000)
Improvements to real estate	(144,452,000)	(138,208,000)	(123,937,000)
Additions to non-real estate property	(7,110,000)	(2,991,000)	(2,028,000)
Interest capitalized for real estate and unconsolidated entities under development	(9,108,000)	(13,008,000)	(34,859,000)
Proceeds from disposition of real estate, net	1,500,583,000	672,700,000	887,055,000
Investments in unconsolidated entities	2,021,000	0	0
Distributions from unconsolidated entities - return of capital	0	26,924,000	6,521,000
Purchase of investment securities	0	0	(77,822,000)
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Proceeds from technology investments	4,537,000	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631,000	137,106,000	(250,257,000)
Decrease (increase) in mortgage deposits	1,901,000	4,699,000	2,437,000
Consolidation of previously unconsolidated properties	0	(26,854,000)	0
Deconsolidation of previously consolidated properties	28,360,000	11,708,000	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809,000)	(16,023,000)	(11,480,000)
Net cash (used for) provided by investing activities	(194,828,000)	(639,458,000)	105,229,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421,000)	(8,811,000)	(9,291,000)
Mortgage notes payable:
Proceeds	190,905,000	173,561,000	738,798,000
Restricted cash	16,596,000	73,232,000	46,664,000
Lump sum payoffs	(974,956,000)	(635,285,000)	(939,022,000)
Scheduled principal repayments	(16,726,000)	(16,769,000)	(17,763,000)
(Loss) on debt extinguishments	0	2,457,000	(2,400,000)
Notes, net:
Proceeds	996,190,000	595,422,000	0
Repayments of Notes Payable	575,641,000	0	850,115,000
Gain Loss On Debt Extinguishment Notes Net	0	0	(19,925,000)
Lines of credit:
Proceeds	1,455,000,000	5,513,125,000	0
Repayments	(1,455,000,000)	(5,513,125,000)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306,000)	(10,040,000)	11,253,000
Proceeds from sale of OP Units	173,484,000	329,452,000	86,184,000
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,262,000	5,112,000	5,292,000
Proceeds from exercise of EQR options	95,322,000	71,596,000	9,136,000
OP Units repurchased and retired	0	(1,887,000)	(1,124,000)
Redemption of Preference Units	0	(877,000)	0
Payment of offering costs	(3,596,000)	(4,657,000)	(2,536,000)
Other financing activities, net	(48,000)	(48,000)	(16,000)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911,000	222,000	893,000
Contributions – Limited Partners	0	0	78,000
Distributions:
OP Units - General Partner	(432,023,000)	(379,969,000)	(488,604,000)
Preference Units	(12,829,000)	(14,471,000)	(14,479,000)
Preference Interests and Junior Preference Units	0	0	(12,000)
OP Units - Limited Partners	(20,002,000)	(18,867,000)	(28,935,000)
Noncontrolling Interests - Partially Owned Properties	(1,115,000)	(2,918,000)	(2,423,000)
Net cash (used for) provided by financing activities	(650,993,000)	151,541,000	(1,473,547,000)
Net (decrease) increase in cash and cash equivalents	(47,487,000)	238,120,000	(697,506,000)
Cash and cash equivalents, beginning of year	431,408,000	193,288,000	890,794,000
Cash and cash equivalents, end of year	383,921,000	431,408,000	193,288,000
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434,000	475,374,000	508,847,000
Net cash paid (received) for income and other taxes	645,000	(2,740,000)	3,968,000
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240,000	359,082,000	0
Valuation of OP Units issued	0	8,245,000	1,034,000
Mortgage loans (assumed) by purchaser	0	(39,999,000)	(17,313,000)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768,000)	(3,585,000)
Deferred financing costs, net	17,846,000	13,174,000	16,712,000
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3,000)
Mortgage notes payable	(8,260,000)	(9,208,000)	(6,097,000)
Notes, net	6,782,000	8,737,000	11,957,000
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535,000)	(534,000)	(1,496,000)
Accumulated other comprehensive income	(4,343,000)	(3,338,000)	(3,724,000)
Unrealized loss (gain) on derivative instruments:
Other assets	6,826,000	13,019,000	(33,261,000)
Mortgage notes payable	(612,000)	(163,000)	(1,887,000)
Notes, net	(2,937,000)	7,497,000	719,000
Other liabilities	140,507,000	45,542,000	(3,250,000)
Accumulated other comprehensive (loss) income	(143,598,000)	(65,894,000)	37,676,000
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785,000)	(13,008,000)	(34,859,000)
Investments in unconsolidated entities	(323,000)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065,000)	0
Investments in unconsolidated entities	0	7,376,000	0
Deposits - restricted	0	(42,633,000)	0
Mortgage notes payable	0	112,631,000	0
Net other assets recorded	0	837,000	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	35,495,000	14,875,000	0
Investments in unconsolidated entities	(7,135,000)	(3,167,000)	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253,000
Other liabilities	(147,306,000)	(10,040,000)	0
Other:
Receivable on sale of OP Units	0	37,550,000	0
Transfer from notes, net to mortgage notes payable	$ 0	$ 35,600,000	$ 0